PINE GROVE ALTERNATIVE FUND (the "Fund")

Supplement dated January 9, 2014 to the Prospectus dated October 31, 2013

The Eligible Investors paragraph on inside front cover of the Prospectus is hereby deleted in its entirety and replaced with the following:

Eligible Investors.  Shares are being sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. A Selling Agent may impose additional eligibility requirements for investors who purchase shares through the Distributor or such Selling Agent. The minimum initial investment in the Fund by any investor is $25,000 and the minimum additional investment in the Fund by any investor is $10,000.  The minimum initial and additional investments may be reduced by the Fund with respect to certain individual investors or classes of investors (specifically, with respect to employees, officers or Trustees of the Fund, the Adviser or their affiliates).  Investors may only purchase their shares through a Selling Agent.

The following section is inserted on page 9 of the Prospectus immediately following the Management Fees section:

ADVISER PAYMENTS
The Adviser may pay additional compensation, out of its own funds and not as an additional charge to the Fund, to selected brokers, dealers or other financial intermediaries (“Intermediaries”) for the purpose of introducing a Selling Agent to the Fund and/or promoting the recommendation of Shares of the Fund by a Selling Agent. Such payments are made quarterly by the Adviser. The payments made by the Adviser may be based on the net asset value of the Fund as determined by the Adviser. The amount of these payments is determined from time to time by the Adviser and may be substantial. Such additional compensation to the Intermediary will not exceed 0.075% of the average net asset value of the outstanding Shares beneficially owned over the applicable quarter (0.30% on an annualized basis) by clients of the Selling Agent by virtue of the efforts of such Intermediary.

The Eligible Investors paragraph on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

ELIGIBLE INVESTORS
Each investor will be required to certify that the Shares are being acquired directly or indirectly for the account of an "accredited investor" as defined in Rule 501(a) of Regulation D promulgated under the 1933 Act.  Investors who are "accredited investors" are referred to in this Prospectus as "Eligible Investors."  Existing Shareholders seeking to purchase additional Shares will be required to qualify as "Eligible Investors" at the time of the additional purchase.  Any RIA who offers Shares may impose additional eligibility requirements for investors who purchase Shares through such RIA.

The title of the line item "Distribution and/or Services (12b-1) Fees" in the fee table in the Section titled "Summary of Fees and Expenses" is hereby revised to read "Shareholder Servicing Fees."

The Eligible Investors paragraph in the Section titled "PURCHASE OF SHARES" beginning on page 69 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Eligible Investors

Each investor in the Fund will be required to certify to the Fund that the Shares are being acquired for the account of an "accredited investor" as defined in Rule 501(a) of Regulation D promulgated under the 1933 Act.  Investors who are "accredited investors" are referred to in this Prospectus as "Eligible Investors."  Existing Shareholders who subscribe for additional Shares will be required to qualify as Eligible Investors at the time of each additional purchase.  Qualifications that must be met in becoming a Shareholder are set out in the application form that must be completed by each prospective investor.  A Selling Agent who offers Shares may impose additional eligibility requirements on investors who purchase Shares through such Selling Agent.  See "Plan of Distribution."

The following section is inserted on page 69 immediately following the Management Fees paragraph:

ADVISER PAYMENTS
The Adviser may pay additional compensation, out of its own funds and not as an additional charge to the Fund, to selected brokers, dealers or other financial intermediaries (“Intermediaries”) for the purpose of introducing a Selling Agent to the Fund and/or promoting the recommendation of Shares of the Fund by a Selling Agent. Such payments are made quarterly by the Adviser. The payments made by the Adviser may be based on the net asset value of the Fund as determined by the Adviser. The amount of these payments is determined from time to time by the Adviser and may be substantial. Such additional compensation to the Intermediary will not exceed 0.075% of the average net asset value of the outstanding Shares beneficially owned over the applicable quarter (0.30% on an annualized basis) by clients of the Selling Agent by virtue of the efforts of such Intermediary. In addition, the Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor.

Appendix A beginning on page 83 is hereby deleted in its entirety and replaced with the following:

APPENDIX A - PRIOR PERFORMANCE OF PREDECESSOR FUND AND SIMILAR FUNDS

Predecessor Fund

Pine Grove Institutional Partners II Ltd, (the "Predecessor Fund"), a privately offered fund managed by the Adviser, is expected to be reorganized into the Fund as of the date the Fund commences operations (i.e., on or about January 1, 2014).  Upon such reorganization, the Fund will acquire the assets (including Investment Fund holdings) and adopt the performance history of the Predecessor Fund.  The investment goals, strategies and limitations of the Fund are substantially similar to those of the Predecessor Fund.  However, the Predecessor Fund is not registered as an investment company under the 1940 Act.  In addition, the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected its performance.

Set forth below is the performance of the Predecessor Fund's Class C shares (the class of the Predecessor Fund's shares bearing the highest fees) for the periods specified below.  The Predecessor Fund's Class C shares bore higher total fund operating expenses than the Fund's estimated total fund operating expenses.  The performance shown below reflects the expenses of the Predecessor Fund's Class C shares and has not been restated to reflect the Fund's estimated total fund operating expenses. The Predecessor Fund commenced operations on January 1, 2012.

For the Year Ended December 31, 2012

Pine Grove Institutional Partners II Ltd   6.50%

As of November 30, 2013, the year-to-date return of the Predecessor Fund was 7.94%.

Similar Funds

In addition, set forth below are the average annual total returns of the Class C interests (the class of interests offered during the periods set forth below bearing the highest fees) of three privately offered funds managed by the Adviser whose investment goals, strategies and limitations are substantially similar to that of the Fund and Predecessor Fund:  (a) Pine Grove Institutional Partners L.P., which commenced operations January 1, 1997 ("PGIP"); (b) Pine Grove Offshore Fund Ltd, which commenced operations August 1, 1998 ("PGOF"); and (c) Pine Grove Partners, L.P., which commenced operations January 1, 1995 (each such privately offered fund being a "Similar Fund").  The Similar Funds are not registered as investment companies under the 1940 Act.  In addition, the Similar Funds were not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected their performance.  The Similar Funds' Class C interests bore higher total fund operating expenses than the Fund's estimated total fund operating expenses.  The performance shown below reflects the expenses of each Similar Fund's Class C interests and has not been restated to reflect the Fund's estimated total fund operating expenses.  The Similar Funds and the Predecessor Fund are the only privately offered funds managed by the Adviser whose investment goals, strategies and limitations are substantially similar to those of the Fund.1

1           Both PGIP and PGOF are feeder funds which invest in a master fund called Pine Grove Offshore Master Fund Ltd. ("PGOMF").  PGOMF's performance is not included in this appendix because it is not offered separately to investors other than PGIP and PGOF.

For the Years Ended December 31, 2012

	1 Year	5 Years	10 Years	Inception to Date*
Pine Grove Institutional Partners L.P.	6.41%	1.49%	5.79%	6.75%
Pine Grove Offshore Fund Ltd.	6.43%	1.48%	5.39%	6.74%
Pine Grove Partners, L.P.	6.73%	1.78%	5.93%	8.15%
*From the date of each fund; PGIP: July 1, 1997; PGOF: August 1, 1998 and PGP: January 1, 1995

Returns for representative benchmarks over the same time period:

	1 Year	5 Years	10 Years	Inception to Date*
HFRI: FOF Conservative Index	4.06%	(1.51%)	2.83%	5.41%
Barclays Aggregate Bond Index	4.23%	5.96%	5.19%	6.70%
S&P 500 Total Return Index	15.99%	1.66%	7.10%	8.51%
*From the inception of Pine Grove Partners LP, January 1, 1995.

As of November 30, 2013, the year-to-date returns of the Similar Funds were:

Pine Grove Institutional Partners L.P.	7.75%
Pine Grove Offshore Fund Ltd.	7.74%
Pine Grove Partners, L.P.	8.17%

Returns for representative benchmarks year to date through November 30:

HFRI: FOF Conservative Index	6.83%
Barclays Aggregate Bond Index	(1.59%)
S&P 500 Total Return Index	30.30%

Pine Grove Institutional Partners II Ltd. (Class C Shares)*

Net Monthly Returns
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2013	2.03%	0.49%	0.79%	0.80%	1.60%	(0.54%)	0.29%	0.27%	0.49%	1.16%	0.33%		7.94%
2012	1.31%	1.02%	0.58%	0.22%	(0.83%)	(0.03%)	0.99%	0.65%	0.75%	0.68%	0.28%	0.72%	6.50%
2011	1.00%	0.78%	(0.33%)	0.49%	(0.23%)	(0.91%)	(0.17%)	(1.70%)	(1.83%)	0.85%	(0.50%)	(0.09%)	(2.63%)
2010	0.95%	0.20%	1.23%	1.20%	(1.68%)	(0.66%)	1.07%	(0.03%)	1.60%	1.26%	0.00%	1.62%	6.92%
2009	1.60%	0.38%	0.45%	1.81%	3.04%	1.72%	2.48%	1.88%	2.01%	0.90%	0.76%	1.42%	20.05%
2008	(1.07%)	1.12%	(1.89%)	0.83%	1.49%	0.50%	(2.43%)	(0.68%)	(7.15%)	(6.66%)	(2.76%)	(1.72%)	(18.99%)
2007	1.65%	2.17%	0.88%	1.07%	2.02%	0.95%	1.52%	(0.04%)	1.09%	2.68%	(0.52%)	0.26%	14.58%
2006	2.23%	0.81%	1.51%	1.88%	0.04%	0.56%	0.29%	1.11%	(2.47%)	1.21%	1.31%	1.47%	10.33%
2005	0.04%	0.62%	(0.28%)	(0.91%)	(0.03%)	1.04%	1.31%	1.06%	0.99%	(0.32%)	0.59%	1.19%	5.39%
2004	1.57%	0.43%	0.41%	0.20%	(0.12%)	0.19%	0.08%	0.41%	0.30%	0.50%	1.75%	1.29%	7.22%
2003	2.33%	0.87%	0.74%	1.67%	1.54%	1.08%	0.34%	0.28%	1.47%	1.23%	0.92%	0.87%	14.16%
2002	0.99%	0.06%	0.78%	0.79%	0.48%	(0.76%)	(1.83%)	0.38%	0.38%	0.71%	1.68%	0.70%	4.40%
2001	1.94%	0.93%	0.87%	0.93%	1.33%	(0.23%)	0.71%	1.08%	(0.04%)	0.67%	0.27%	(0.69%)	8.01%
2000	2.38%	2.48%	2.25%	1.10%	1.26%	1.26%	1.23%	1.53%	1.06%	0.47%	(0.01%)	0.85%	17.04%
1999	0.25%	0.09%	0.67%	1.95%	1.04%	1.40%	1.32%	0.09%	0.75%	0.88%	1.44%	0.90%	11.31%
1998	0.42%	1.01%	1.78%	1.16%	0.78%	0.33%	0.31%	(4.35%)	(1.50%)	(1.80%)	1.66%	0.47%	0.11%
1997							1.31%	0.96%	1.63%	0.43%	0.76%	1.32%	6.56%

* PGIPII was launched in January 2012 as a carve-out from Pine Grove Institutional Partners, LP (PGIP). Effective January 1, 2012, PGIP (a Delaware LP created on July 1, 1997) transferred a pro-rata share of its investments in private investment companies to the Fund. The performance showed above for the periods prior to January 2012 thus reflects the performance of PGIP.

Pine Grove Institutional Partners LP

Net Monthly Returns
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2013	1.83%	0.40%	0.69%	0.90%	1.53%	(0.60%)	0.25%	0.29%	0.55%	1.23%	0.44%		7.75%
2012	1.32%	1.05%	0.60%	0.25%	(0.86%)	0.06%	0.87%	0.58%	0.79%	0.62%	0.17%	0.78%	6.41%
2011	1.00%	0.78%	(0.33%)	0.49%	(0.23%)	(0.91%)	(0.17%)	(1.70%)	(1.83%)	0.85%	(0.50%)	(0.09%)	(2.63%)
2010	0.95%	0.20%	1.23%	1.20%	(1.68%)	(0.66%)	1.07%	(0.03%)	1.60%	1.26%	0.00%	1.62%	6.92%
2009	1.60%	0.38%	0.45%	1.81%	3.04%	1.72%	2.48%	1.88%	2.01%	0.90%	0.76%	1.42%	20.05%
2008	(1.07%)	1.12%	(1.89%)	0.83%	1.49%	0.50%	(2.43%)	(0.68%)	(7.15%)	(6.66%)	(2.76%)	(1.72%)	(18.99%)
2007	1.65%	2.17%	0.88%	1.07%	2.02%	0.95%	1.52%	(0.04%)	1.09%	2.68%	(0.52%)	0.26%	14.58%
2006	2.23%	0.81%	1.51%	1.88%	0.04%	0.56%	0.29%	1.11%	(2.47%)	1.21%	1.31%	1.47%	10.33%
2005	0.04%	0.62%	(0.28%)	(0.91%)	(0.03%)	1.04%	1.31%	1.06%	0.99%	(0.32%)	0.59%	1.19%	5.39%
2004	1.57%	0.43%	0.41%	0.20%	(0.12%)	0.19%	0.08%	0.41%	0.30%	0.50%	1.75%	1.29%	7.22%
2003	2.33%	0.87%	0.74%	1.67%	1.54%	1.08%	0.34%	0.28%	1.47%	1.23%	0.92%	0.87%	14.16%
2002	0.99%	0.06%	0.78%	0.79%	0.48%	(0.76%)	(1.83%)	0.38%	0.38%	0.71%	1.68%	0.70%	4.40%
2001	1.94%	0.93%	0.87%	0.93%	1.33%	(0.23%)	0.71%	1.08%	(0.04%)	0.67%	0.27%	(0.69%)	8.01%
2000	2.38%	2.48%	2.25%	1.10%	1.26%	1.26%	1.23%	1.53%	1.06%	0.47%	(0.01%)	0.85%	17.04%
1999	0.25%	0.09%	0.67%	1.95%	1.04%	1.40%	1.32%	0.09%	0.75%	0.88%	1.44%	0.90%	11.31%
1998	0.42%	1.01%	1.78%	1.16%	0.78%	0.33%	0.31%	(4.35%)	(1.50%)	(1.80%)	1.66%	0.47%	0.11%
1997							1.31%	0.96%	1.63%	0.43%	0.76%	1.32%	6.56%

Pine Grove Offshore Fund Ltd. (Class C Shares)

Net Monthly Returns
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2013	1.84%	0.40%	0.69%	0.89%	1.53%	(0.60%)	0.25%	0.28%	0.54%	1.23%	0.44%		7.74%
2012	1.33%	1.07%	0.60%	0.25%	(0.88%)	0.07%	0.86%	0.58%	0.80%	0.63%	0.17%	0.78%	6.43%
2011	1.11%	0.80%	(0.34%)	0.47%	(0.21%)	(0.80%)	(0.17%)	(1.86%)	(1.78%)	0.94%	(0.53%)	(0.21%)	(2.60%)
2010	1.03%	0.24%	1.41%	1.22%	(1.76%)	(0.70%)	1.09%	(0.09%)	1.81%	1.28%	0.03%	1.63%	7.38%
2009	1.93%	0.05%	0.30%	2.56%	3.54%	2.02%	2.77%	1.92%	2.15%	0.83%	0.74%	1.43%	22.16%
2008	(1.26%)	0.80%	(1.44%)	0.73%	1.33%	0.61%	(2.43%)	(0.70%)	(7.40%)	(7.52%)	(3.35%)	(2.01%)	(20.83%)
2007	1.86%	1.93%	0.88%	0.94%	1.61%	1.04%	1.16%	(0.37%)	1.17%	2.77%	(0.40%)	0.34%	13.68%
2006	2.07%	0.61%	1.44%	1.73%	(0.02%)	0.38%	0.34%	1.03%	(2.94%)	1.26%	1.28%	1.35%	8.77%
2005	(0.06%)	0.68%	(0.32%)	(1.00%)	(0.26%)	1.00%	1.40%	1.02%	1.04%	(0.48%)	0.49%	1.12%	4.70%
2004	1.58%	0.31%	0.35%	0.21%	(0.26%)	(0.02%)	0.15%	0.38%	0.32%	0.41%	1.66%	1.35%	6.61%
2003	2.03%	0.89%	0.72%	1.64%	1.67%	0.98%	0.40%	0.05%	1.49%	1.20%	1.00%	0.96%	13.81%
2002	0.91%	0.17%	0.97%	0.91%	0.56%	(0.66%)	(1.72%)	0.17%	0.31%	0.62%	1.66%	1.38%	5.36%
2001	1.85%	1.21%	1.08%	1.02%	1.79%	(0.10%)	0.68%	1.19%	(0.48%)	0.72%	0.64%	0.51%	10.57%
2000	1.59%	2.05%	2.33%	2.24%	1.15%	1.69%	1.10%	1.51%	1.26%	0.63%	0.10%	0.90%	17.84%
1999	1.02%	0.44%	1.24%	2.99%	1.51%	1.44%	1.15%	0.03%	1.09%	1.08%	1.24%	0.85%	15.01%
1998								(3.66%)	(1.69%)	(1.55%)	1.74%	1.23%	(3.97%)

Pine Grove Partners LP

Net Monthly Returns
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2013	1.96%	0.55%	0.76%	0.87%	1.54%	(0.47%)	0.26%	0.28%	0.54%	1.18%	0.44%		8.17%
2012	1.26%	1.06%	0.70%	0.23%	(0.73%)	0.05%	0.98%	0.62%	0.71%	0.67%	0.33%	0.68%	6.73%
2011	1.02%	0.81%	(0.22%)	0.48%	(0.21%)	(0.78%)	(0.18%)	(1.55%)	(1.66%)	0.81%	(0.46%)	(0.27%)	(2.23%)
2010	0.94%	0.20%	1.19%	1.16%	(1.56%)	(0.83%)	1.08%	(0.10%)	1.74%	1.30%	0.03%	1.53%	6.84%
2009	1.81%	0.38%	0.32%	1.92%	3.11%	1.71%	2.83%	1.97%	1.98%	1.02%	0.64%	1.36%	20.75%
2008	(1.17%)	0.77%	(1.58%)	0.73%	1.44%	0.54%	(2.39%)	(0.60%)	(6.78%)	(6.51%)	(2.82%)	(1.93%)	(18.84%)
2007	1.64%	2.00%	0.79%	1.03%	1.80%	1.00%	1.24%	(0.11%)	1.14%	2.47%	(0.55%)	0.45%	13.65%
2006	2.07%	0.70%	1.34%	1.73%	0.13%	0.51%	0.50%	1.19%	(2.84%)	1.52%	1.20%	1.36%	9.74%
2005	0.08%	0.58%	(0.03%)	(0.85%)	(0.04%)	1.14%	1.32%	0.97%	0.92%	(0.35%)	0.50%	1.21%	5.56%
2004	1.53%	0.50%	0.49%	0.33%	(0.05%)	0.20%	0.24%	0.43%	0.42%	0.52%	1.41%	1.25%	7.51%
2003	2.26%	1.18%	0.83%	1.74%	1.72%	1.26%	0.34%	0.34%	1.24%	1.17%	0.88%	1.20%	15.10%
2002	1.10%	0.31%	0.85%	0.63%	0.50%	(0.90%)	(1.55%)	0.42%	0.61%	0.89%	2.07%	1.07%	6.11%
2001	1.91%	1.36%	0.96%	1.02%	1.31%	0.03%	0.81%	1.01%	(0.39%)	0.67%	0.65%	0.73%	10.53%
2000	1.88%	2.33%	1.94%	1.35%	1.37%	1.58%	1.04%	1.68%	1.14%	0.26%	(0.29%)	1.29%	16.70%
1999	0.60%	0.14%	1.23%	1.56%	1.35%	1.32%	1.40%	0.20%	0.76%	0.89%	1.05%	1.08%	12.20%
1998	0.14%	1.01%	1.99%	1.18%	0.59%	0.23%	0.35%	(4.30%)	(2.29%)	(0.78%)	1.50%	0.23%	(0.33%)
1997	0.87%	0.99%	1.13%	0.25%	0.80%	0.83%	1.35%	0.86%	1.74%	0.91%	0.73%	1.30%	12.40%
1996	1.89%	1.08%	1.40%	1.76%	1.91%	1.53%	1.04%	1.42%	1.20%	1.12%	0.90%	1.20%	17.74%
1995	0.56%	1.00%	0.40%	1.75%	1.55%	0.89%	1.17%	1.97%	1.52%	0.16%	0.41%	1.51%	13.66%

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